Right of use Assets (Table)	12 Months Ended
Dec. 31, 2019
Schedule Of Information About Right Of Use Assets [Abstract]
Detailed Information About Right Of Use Assets

	2019
	Buildings	Tele- communications equipment	Land use rights	Others	Total
Cost:
At December 31, 2018	—	—	—	—	—
Impact on initial application of IFRS 16 (Note)	14,110	35,631	13,504	643	63,888

At January 1, 2019	14,110	35,631	13,504	643	63,888
Additions	3,620	2,814	178	294	6,906
Disposals	—	(461)	—	—	(461)

End of year	17,730	37,984	13,682	937	70,333

Accumulated depreciation and impairment:
At December 31, 2018	—	—	—	—	—
Impact on initial application of IFRS 16 (Note)	(4,962)	(7,215)	(4,214)	(138)	(16,529)

At January 1, 2019	(4,962)	(7,215)	(4,214)	(138)	(16,529)
Charge for the year	(3,443)	(7,308)	(295)	(146)	(11,192)
Disposals	—	461	—	—	461

End of year	(8,405)	(14,062)	(4,509)	(284)	(27,260)

Net book value:
End of year	9,325	23,922	9,173	653	43,073

At January 1, 2019	9,148	28,416	9,290	505	47,359